Pension and Postretirement Expense Level 3 (Tables)	12 Months Ended
Dec. 31, 2014
Pension and Postretirement Expense [Abstract]
Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The following table presents the change in benefit obligation, change in plan assets and components of funded status for the Company’s defined benefit pension and non-pension postretirement benefit plans for the years ended December 31:

	Pension Benefits				Non-Pension Postretirement Benefits
	2014		2013		2014		2013
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in Benefit Obligation
Benefit obligation at beginning of year	$278	$470	$309	$484	$12	$12	$15	$9
Service cost	3	14	3	14	—	—	—	1
Interest cost	11	17	10	18	1	1	—	1
Actuarial losses (gains)	33	142	(24)	(51)	(3)	1	(2)	(3)
Foreign currency exchange rate changes	—	(68)	—	20	—	(1)	—	(2)
Benefits paid	(17)	(10)	(20)	(10)	(1)	(1)	(1)	—
Plan amendments	—	(2)	—	(6)	—	(1)	—	6
Plan settlements	(27)	—	—	—	—	—	—	—
Employee contributions	—	1	—	1	—	—	—	—
Benefit obligation at end of year	281	564	278	470	9	11	12	12
Change in Plan Assets
Fair value of plan assets at beginning of year	240	299	225	278	—	1	—	1
Actual return on plan assets	17	83	19	3	—	—	—	—
Foreign currency exchange rate changes	—	(45)	—	12	—	—	—	—
Employer contributions	13	23	16	15	1	—	1	—
Benefits paid	(17)	(10)	(20)	(10)	(1)	(1)	(1)	—
Plan settlements	(23)	—	—	—	—	—	—	—
Employee contributions	—	1	—	1	—	—	—	—
Fair value of plan assets at end of year	230	351	240	299	—	—	—	1
Funded status of the plan at end of year	$(51)	$(213)	$(38)	$(171)	$(9)	$(11)	$(12)	$(11)

Amounts Recognized in the Consolidated Balance Sheet, Accumulated Other Comprehensive Income and Other [Table Text Block]

	Pension Benefits				Non-Pension Postretirement Benefits
	2014		2013		2014		2013
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Amounts recognized in the Consolidated Balance Sheets at December 31 consist of:
Noncurrent assets	$—	$—	$—	$7	$—	$—	$—	$—
Other current liabilities	(1)	(5)	—	(5)	—	—	—	—
Long-term pension and postretirement benefit obligations	(50)	(208)	(38)	(173)	(9)	(11)	(12)	(11)
Accumulated other comprehensive loss (income)	2	(4)	2	(2)	(3)	1	(3)	3
Net amounts recognized	$(49)	$(217)	$(36)	$(173)	$(12)	$(10)	$(15)	$(8)
Amounts recognized in Accumulated other comprehensive income at December 31 consist of:
Net prior service cost (benefit)	$2	$(5)	$2	$(3)	$—	$2	$—	$4
Deferred income taxes	—	1	—	1	(3)	(1)	(3)	(1)
Net amounts recognized	$2	$(4)	$2	$(2)	$(3)	$1	$(3)	$3
Accumulated benefit obligation	$281	$518	$278	$436
Accumulated benefit obligation for funded plans	279	342	276	270
Pension plans with underfunded or non-funded accumulated benefit obligations at December 31:
Aggregate projected benefit obligation	$281	$215	$278	$189
Aggregate accumulated benefit obligation	281	201	278	181
Aggregate fair value of plan assets	230	23	240	13
Pension plans with projected benefit obligations in excess of plan assets at December 31:
Aggregate projected benefit obligation	$281	$563	$278	$199
Aggregate fair value of plan assets	230	351	240	21

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
Following are the components of net pension and postretirement expense (benefit) recognized for the years ended December 31, 2014, 2013 and 2012:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2014	2013	2012	2014	2013	2012
Service cost	$3	$3	$3	$14	$14	$8
Interest cost on projected benefit obligation	11	10	12	17	18	17
Expected return on assets	(17)	(16)	(16)	(15)	(14)	(13)
Amortization of prior service cost	—	—	—	—	1	1
Unrealized actuarial loss (gain)	29	(27)	17	$80	(41)	119
Net expense (benefit)	$26	$(30)	$16	$96	$(22)	$132

	Non-Pension Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
	2014	2013	2012	2014	2013	2012
Service cost	$—	$—	$—	$—	$1	$—
Interest cost on projected benefit obligation	1	—	1	1	1	—
Amortization of prior service benefit	—	(1)	(8)	—	—	—
Unrealized actuarial (gain) loss	(4)	(2)	—	2	(3)	1
Net (benefit) expense	$(3)	$(3)	$(7)	$3	$(1)	$1

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
The following amounts were recognized in “Accumulated other comprehensive income” during the year ended December 31, 2014:

	Pension Benefits		Non-Pension Postretirement Benefits		Total
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Prior service benefit from plan amendments	$—	$(2)	$—	$(2)	$—	$(4)
Gain recognized in accumulated other comprehensive income	—	(2)	—	(2)	—	(4)
Deferred income taxes	—	—	—	—	—	—
Gain recognized in accumulated other comprehensive income, net of tax	$—	$(2)	$—	$(2)	$—	$(4)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]	The amounts in “Accumulated other comprehensive income” that are expected to be recognized as components of net periodic benefit cost (benefit) during the next fiscal year are less than $1.
Weighted Average Rates Used to Determine the Benefit Obligations [Table Text Block]
The weighted average rates used to determine the benefit obligations were as follows at December 31, 2014 and 2013:

	Pension Benefits				Non-Pension Postretirement Benefits
	2014		2013		2014		2013
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Discount rate	3.7%	2.2%	4.4%	3.6%	3.4%	6.1%	4.2%	7.2%
Rate of increase in future compensation levels	—	3.0%	—	3.0%	—	—	—	—
The weighted average assumed health care cost trend rates are as follows at December 31:
Health care cost trend rate assumed for next year	—	—	—	—	7.5%	6.3%	7.4%	6.3%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	—	—	—	—	4.5%	4.5%	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	—	—	—	—	2029	2030	2029	2030

Weighted Average Rates Used to Determine Net Periodic Pension Expense Benefit [Table Text Block]
The weighted average rates used to determine net periodic pension expense (benefit) were as follows for the years ended December 31, 2014, 2013 and 2012:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2014	2013	2012	2014	2013	2012
Discount rate	4.4%	3.5%	4.4%	3.6%	3.5%	5.6%
Rate of increase in future compensation levels	—	—	—	3.0%	3.0%	3.3%
Expected long-term rate of return on plan assets	7.3%	8.0%	8.0%	4.8%	4.8%	5.8%

	Non-Pension Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
	2014	2013	2012	2014	2013	2012
Discount rate	4.2%	3.3%	4.2%	7.2%	4.3%	5.4%

Schedule of Allocation of Plan Assets [Table Text Block]

	Actual		Target 2015
	2014	2013
Weighted average allocations of U.S. pension plan assets at December 31:
Equity securities	29%	35%	40%
Debt securities	59%	52%	50%
Cash, short-term investments and other	12%	13%	10%
Total	100%	100%	100%
Weighted average allocations of non-U.S. pension plan assets at December 31:
Equity securities	19%	22%	21%
Debt securities	79%	75%	79%
Cash, short-term investments and other	2%	3%	—%
Total	100%	100%	100%

Schedule of Fair Value of U.S. Pension Plan Investments [Table Text Block]
The following table presents U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2014 and 2013:

	Fair Value Measurements Using
	2014				2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total
Large cap equity funds(a)	$—	$36	$—	$36	$—	$44	$—	$44
Small/mid cap equity funds(a)	—	6	—	6	—	7	—	7
Other international equity(a)	—	27	—	27	—	33	—	33
Debt securities/fixed income(b)	—	133	—	133	—	125	—	125
Cash, money market and other(c)	—	28	—	28	—	31	—	31
Total	$—	$230	$—	$230	$—	$240	$—	$240

Schedule of Fair Value of non-U.S. Pension Plan Investments [Table Text Block]
The following table presents non-U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2014 and 2013:

	Fair Value Measurements Using
	2014				2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total
Other international equity(a)	$—	$68	$—	$68	$—	$66	$—	$66
Debt securities/fixed income(a)(b)	—	275	—	275	—	225	—	225
Pooled insurance products with fixed income guarantee(a)	—	8	—	8	—	8	—	8
Total	$—	$351	$—	$351	$—	$299	$—	$299

Schedule of Expected Benefit Payments [Table Text Block]
Estimated future plan benefit payments as of December 31, 2014 are as follows:

	Pension Benefits		Non-Pension Postretirement Benefits
Year	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
2015	$23	$10	$1	$—
2016	21	11	1	—
2017	21	13	1	—
2018	20	14	1	—
2019	19	15	1	—
2020-2024	83	95	3	2